Schedule of Research and Development (Details) - Chemomab Therapeutics Ltd [Member] - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Consultants and subcontractors	$ 644	$ 817	$ 1,076	$ 2,572	$ 3,640		$ 7,994		$ 14,014
Salaries and related expenses	432	459	862	1,085	1,848		2,715		3,362
Lease and maintenance	11	31	22	58	79		101		137
Share-based compensation	37	(39)	79	22	158		401		407
Other expenses	18	19	28	43	108		116		461
Total	$ 1,142	$ 1,287	$ 2,067	$ 3,780	$ 5,833	[1]	$ 11,327	[1]	$ 18,381	[1]

[1]	Includes expenses related to related parties of $1,014 thousand, $1,228 thousand and $1,324 thousand for the years ended December 31, 2025, 2024 and 2023, respectively. See Note 12.